SHAREHOLDERS' EQUITY (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Aug. 10, 2015	Jan. 27, 2015	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2015
Consideration to repurchase shares							$ 4,542	$ 3,111
Shares repurchased							967,408	614,033
Amount of dividend paid			$ 0	$ 0	$ 0
Ordinary shares
Shares repurchased							2,902,224	1,842,099
American Depositary Shares [Member]
Consideration to repurchase shares	$ 20,000
Shares repurchased			0	0	0
American Depositary Shares [Member] | Maximum
Price per share	$ 7.99
Common Class A
Conversion of Stock, Shares Converted		45,787,948				45,787,948
Common Stock, Shares, Outstanding			84,463,737	84,463,737
Common Class B
Conversion of Stock, Shares Issued		45,787,948
Common Stock, Shares, Outstanding			45,787,948	45,787,948